Borrowed Funds (Maturity Of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
FHLB Advances Amount	$ 2,525,000		$ 2,550,000
Repurchase Agreements Amount	320,000
Total Borrowings Amount	2,845,000
Weighted Average Contractual Rate	2.45%
Weighted Average Effective Rate	2.75%	[1]
2014 [Member]
FHLB Advances Amount	450,000
Repurchase Agreements Amount	100,000
Total Borrowings Amount	550,000
Weighted Average Contractual Rate	3.33%
Weighted Average Effective Rate	3.95%	[1]
2015 [Member]
FHLB Advances Amount	600,000
Repurchase Agreements Amount	20,000
Total Borrowings Amount	620,000
Weighted Average Contractual Rate	1.73%
Weighted Average Effective Rate	1.96%	[1]
2016 [Member]
FHLB Advances Amount	575,000
Total Borrowings Amount	575,000
Weighted Average Contractual Rate	2.29%
Weighted Average Effective Rate	2.91%	[1]
2017 [Member]
FHLB Advances Amount	500,000
Total Borrowings Amount	500,000
Weighted Average Contractual Rate	2.69%
Weighted Average Effective Rate	2.72%	[1]
2018 [Member]
FHLB Advances Amount	200,000
Repurchase Agreements Amount	100,000
Total Borrowings Amount	300,000
Weighted Average Contractual Rate	2.90%
Weighted Average Effective Rate	2.90%	[1]
Thereafter [Member]
FHLB Advances Amount	200,000
Repurchase Agreements Amount	100,000
Total Borrowings Amount	$ 300,000
Weighted Average Contractual Rate	1.81%
Weighted Average Effective Rate	1.81%	[1]

[1]	The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.